Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
The table below provides the following information: (i) the total compensation of our CEO and the average of the total compensation of our other Named Executive Officers as reported in the Summary Compensation Table for the past three fiscal years, (ii) the compensation actually paid to our CEO and the average of the compensation actually paid to our other Named Executive Officers for the past three fiscal years and (iii) certain Company performance measures, in each case required by SEC rules.

					Value of Initial Fixed $100 Investment Based on:
	Summary of Compensation Table for CEO ($)(1)	Compensation Actually Paid to CEO ($)(2)	Average Summary Compensation Table Total for non-CEO NEOs ($) (3)	Average Compensation Actually Paid to non-CEO NEOs ($)(4)	Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)	TSR Measurement Period	Net Income ($)(7)	Actual Performance Compared to Budgeted Expectations ($)(8)

2022	6,368,096	7,630,315	1,970,575	2,185,699	148.86	94.38	3 years	579,150	158%

2021	5,186,313	8,145,636	1,548,976	2,097,431	137.05	116.82	2 years	443,079	136%

2020	3,823,543	3,477,347	1,312,697	1,133,709	92.48	86.25	1 year	331,151	83%

(1)    The amounts shown above represent Total Compensation reported for Mr. Green for each corresponding year in the "Total" column of the Summary Compensation Table.
(2)    The amounts shown above represent "compensation actually paid" to Mr. Green for each corresponding year. In accordance with the requirements of Item 402(v) of Regulation S-K, we calculated Mr. Green's compensation actually paid by making certain required adjustments to Mr. Green's total compensation as reported in the Summary Compensation Table as shown in the table below. The amounts reported above do not reflect the actual amount of compensation earned by or paid to Mr. Green during the applicable year. The fair values of outstanding performance stock units are based on the same methodology used to account for such awards in our financial statements under generally accepted accounting principals and consider the probable outcomes of the underlying performance conditions.

	2022 ($)	2021 ($)	2020 ($)
Total Compensation from Summary Compensation Table	6,368,096	5,186,313	3,823,543

Pension Value from Summary Compensation Table	—	—	(117,316)
Grant Date Fair Value of Equity Awards Granted in Covered Year	(3,174,997)	(2,900,022)	(2,249,957)
Year-End Fair Value of Equity Awards Granted in Covered Year	2,958,436	2,801,782	3,003,492
Dividends Paid on Unvested Equity Awards	166,151	145,416	127,609
Change in Fair Value as of Prior Year-End to Covered Year-End of Unvested Equity Awards Granted in Prior Years	1,177,256	2,248,950	(422,799)
Change in Fair Value as of Prior Year-End to Vesting Date of Equity Awards Vested in Covered Year	273,265	703,672	(599,840)
Prior Year-End Fair Value of Awards Forfeited During Covered Year	(137,892)	(40,475)	(87,385)
Compensation Actually Paid	7,630,315	8,145,636	3,477,347
(3)    The amounts shown above represent the average of the amounts reported for the Other Named Executive Officers in the “Total” column of the Summary Compensation Table for each applicable year. The names of each Other Named Executive Officer whose compensation was included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Jerry Salinas, Paul H. Bracher, Jimmy Stead and Coolidge E. Rhodes, Jr., (ii) for 2021, Jerry Salinas, Paul H. Bracher, Jimmy Stead and Patrick B. Frost and (iii) for 2020, Jerry Salinas, Paul H. Bracher, Patrick B. Frost and William L. Perotti.
(4)    The amounts shown above represent the average of the “compensation actually paid” to the Other Named Executive Officers, for each covered year. In accordance with the requirements of Item 402(v) of Regulation S-K, we calculated the average of the compensation actually paid by making certain required adjustments to the Other Named Executive Officers’ average total compensation as reported in the Summary Compensation Table as shown in the table below. The amounts reported above do not reflect the actual amount of compensation earned by or paid to the Other Named Executive Officers during the applicable year. The fair values of outstanding performance stock units are based on the same methodology used to account for such awards in our financial statements under generally accepted accounting principals and consider the probable outcomes of the underlying performance conditions.

	2022 ($)	2021 ($)	2020 ($)
Total Compensation from Summary Compensation Table	1,970,575	1,548,976	1,312,697

Pension Value from Summary Compensation Table	—	(1,193)	(129,773)
Grant Date Fair Value of Equity Awards Granted in Covered Year	(735,002)	(558,740)	(423,749)
Year-End Fair Value of Equity Awards Granted in Covered Year	684,869	539,812	565,666
Dividends Paid on Unvested Equity Awards	25,972	26,723	25,231
Change in Fair Value as of Prior Year-End to Covered Year-End of Unvested Equity Awards Granted in Prior Years	220,521	402,519	(86,359)
Change in Fair Value as of Prior Year-End to Vesting Date of Equity Awards Vested in Covered Year	37,818	147,854	(113,481)
Prior Year-End Fair Value of Awards Forfeited During Covered Year	(19,054)	(8,520)	(16,523)
Compensation Actually Paid	2,185,699	2,097,431	1,133,709
(5)    The amounts shown above represent the Company’s cumulative TSR on an assumed investment of $100 in shares of our common stock over the indicated measurement period. The cumulative TSR reported above is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the indicated measurement period by our share price at the beginning of the measurement period.
(6)    The amounts shown above represent the cumulative peer group TSR on an assumed investment of $100, weighted according to the respective peer group companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P500 Bank Index included in our Annual Report on Form 10-K.
(7)    The amounts shown above represent the amount of net income reflected in the our audited financial statements for the covered year.
(8)    The amounts shown above representing Actual Performance Compared to Budgeted Expectations is comprised of Net Income Available to Common Shareholders compared to Budgeted Net Income Available to Common Shareholders which is a GAAP measure used by the Company. While we use numerous financial and nonfinancial performance measures for the purpose of evaluating performance for our compensation programs, we have determined that Actual Performance Compared to Budgeted Expectations is the financial performance measure that, in our reasonable best assessment, represents the most important performance measure used by us to link "compensation actually paid" to the CEO and Other Named Executive Officers, for the most recently completed fiscal year, to our performance.

Company Selected Measure Name	Actual Performance Compared to Budgeted Expectations
Named Executive Officers, Footnote [Text Block]	(1) The amounts shown above represent Total Compensation reported for Mr. Green for each corresponding year in the "Total" column of the Summary Compensation Table. (3) The amounts shown above represent the average of the amounts reported for the Other Named Executive Officers in the “Total” column of the Summary Compensation Table for each applicable year. The names of each Other Named Executive Officer whose compensation was included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Jerry Salinas, Paul H. Bracher, Jimmy Stead and Coolidge E. Rhodes, Jr., (ii) for 2021, Jerry Salinas, Paul H. Bracher, Jimmy Stead and Patrick B. Frost and (iii) for 2020, Jerry Salinas, Paul H. Bracher, Patrick B. Frost and William L. Perotti.
PEO Total Compensation Amount	$ 6,368,096	$ 5,186,313	$ 3,823,543
PEO Actually Paid Compensation Amount	$ 7,630,315	8,145,636	3,477,347
Adjustment To PEO Compensation, Footnote [Text Block]
(2)    The amounts shown above represent "compensation actually paid" to Mr. Green for each corresponding year. In accordance with the requirements of Item 402(v) of Regulation S-K, we calculated Mr. Green's compensation actually paid by making certain required adjustments to Mr. Green's total compensation as reported in the Summary Compensation Table as shown in the table below. The amounts reported above do not reflect the actual amount of compensation earned by or paid to Mr. Green during the applicable year. The fair values of outstanding performance stock units are based on the same methodology used to account for such awards in our financial statements under generally accepted accounting principals and consider the probable outcomes of the underlying performance conditions.

	2022 ($)	2021 ($)	2020 ($)
Total Compensation from Summary Compensation Table	6,368,096	5,186,313	3,823,543

Pension Value from Summary Compensation Table	—	—	(117,316)
Grant Date Fair Value of Equity Awards Granted in Covered Year	(3,174,997)	(2,900,022)	(2,249,957)
Year-End Fair Value of Equity Awards Granted in Covered Year	2,958,436	2,801,782	3,003,492
Dividends Paid on Unvested Equity Awards	166,151	145,416	127,609
Change in Fair Value as of Prior Year-End to Covered Year-End of Unvested Equity Awards Granted in Prior Years	1,177,256	2,248,950	(422,799)
Change in Fair Value as of Prior Year-End to Vesting Date of Equity Awards Vested in Covered Year	273,265	703,672	(599,840)
Prior Year-End Fair Value of Awards Forfeited During Covered Year	(137,892)	(40,475)	(87,385)
Compensation Actually Paid	7,630,315	8,145,636	3,477,347

Non-PEO NEO Average Total Compensation Amount	$ 1,970,575	1,548,976	1,312,697
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,185,699	2,097,431	1,133,709
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	(4) The amounts shown above represent the average of the “compensation actually paid” to the Other Named Executive Officers, for each covered year. In accordance with the requirements of Item 402(v) of Regulation S-K, we calculated the average of the compensation actually paid by making certain required adjustments to the Other Named Executive Officers’ average total compensation as reported in the Summary Compensation Table as shown in the table below. The amounts reported above do not reflect the actual amount of compensation earned by or paid to the Other Named Executive Officers during the applicable year. The fair values of outstanding performance stock units are based on the same methodology used to account for such awards in our financial statements under generally accepted accounting principals and consider the probable outcomes of the underlying performance conditions.

	2022 ($)	2021 ($)	2020 ($)
Total Compensation from Summary Compensation Table	1,970,575	1,548,976	1,312,697

Pension Value from Summary Compensation Table	—	(1,193)	(129,773)
Grant Date Fair Value of Equity Awards Granted in Covered Year	(735,002)	(558,740)	(423,749)
Year-End Fair Value of Equity Awards Granted in Covered Year	684,869	539,812	565,666
Dividends Paid on Unvested Equity Awards	25,972	26,723	25,231
Change in Fair Value as of Prior Year-End to Covered Year-End of Unvested Equity Awards Granted in Prior Years	220,521	402,519	(86,359)
Change in Fair Value as of Prior Year-End to Vesting Date of Equity Awards Vested in Covered Year	37,818	147,854	(113,481)
Prior Year-End Fair Value of Awards Forfeited During Covered Year	(19,054)	(8,520)	(16,523)
Compensation Actually Paid	2,185,699	2,097,431	1,133,709

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The graph below shows the relationship between compensation actually paid to our CEO and the average of the compensation actually paid to our other Named Executive Officers and our cumulative total shareholder return over the three fiscal years ending December 31, 2022. In addition, the table below shows the relationship between our cumulative total shareholder return and our peer group total shareholder return over that same period.

Compensation Actually Paid vs. Net Income [Text Block]
The graph below shows the relationship between compensation actually paid to our CEO and the average of the compensation actually paid to our other Named Executive Officers and our net income over the three fiscal years ending December 31, 2022.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The graph below shows the relationship between compensation actually paid to our CEO and the average of the compensation actually paid to our other Named Executive Officers and our Actual Performance Compared to Budgeted Expectations over the three fiscal years ending December 31, 2022.

Total Shareholder Return Amount	$ 148.86	137.05	92.48
Peer Group Total Shareholder Return Amount	94.38	116.82	86.25
Net Income (Loss)	$ 579,150	$ 443,079	$ 331,151
Company Selected Measure Amount	1.58	1.36	0.83
PEO Name	Mr. Green
TSR Measurement Period	3 years	2 years	1 year
Pension Value from Summary Compensation	$ 0	$ 0	$ (117,316)
Grant Date Fair Value of Equity Awards Granted in Covered Year	(3,174,997)	(2,900,022)	(2,249,957)
Year-End Fair Value of Equity Awards Granted in Covered Year	2,958,436	2,801,782	3,003,492
Dividends Paid on Unvested Equity Awards	166,151	145,416	127,609
Change in Fair Value of Unvested Equity Awards Granted in Prior Years	1,177,256	2,248,950	(422,799)
Change in Value from Prior Year-End of Equity Compensation Vested in Covered Year	273,265	703,672	(599,840)
Prior Year-End Fair Value of Awards Forfeited During Covered Year	(137,892)	(40,475)	(87,385)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Pension Value from Summary Compensation	0	(1,193)	(129,773)
Grant Date Fair Value of Equity Awards Granted in Covered Year	(735,002)	(558,740)	(423,749)
Year-End Fair Value of Equity Awards Granted in Covered Year	684,869	539,812	565,666
Dividends Paid on Unvested Equity Awards	25,972	26,723	25,231
Change in Fair Value of Unvested Equity Awards Granted in Prior Years	220,521	402,519	(86,359)
Change in Value from Prior Year-End of Equity Compensation Vested in Covered Year	37,818	147,854	(113,481)
Prior Year-End Fair Value of Awards Forfeited During Covered Year	$ (19,054)	$ (8,520)	$ (16,523)